1933 Act Registration No. 333-47541
                                1940 Act Registration No. 811-08617
________________________________________________________________________

                SECURITIES AND EXCHANGE COMMISSION
                      Washington  DC  20546

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]
Pre-Effective Amendment No. 6
Post-Effective Amendment No. ____
                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]
Pre-Effective Amendment No. 6

                       HUGHES FUNDS, INC.
        (Exact name of registrant as specified in Charter)

                         741 Cox Road
                         Moorestown NJ  08057
        (Address of Principle Executive Offices and Zip Code)

                         609-234-3903
        (Registrant's Telephone Number including Area Code)

                       Charles J Hughes
                       741 Cox Road
                       Moorestown NJ  08057
             (Name and Address of Agent for Service)

Calculation of Registration Fee:

The Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, and the Securities Act of 1933, that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             HUGHES VALUE FUND

                           CROSS-REFERENCE SHEET
                         [as required by Rule 495]
<TABLE

Item No. on Form N-1A                    Caption or Subheading in Prospectus
                                         or Statement of Additional Information


PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------
1. Cover Page                            Cover Page

2. Synopsis                              General Information;Investment Methods;
                                         Cover Page

3. Condensed Financial Information       Fees And Expenses

4. General Desription of Registrant      General Information; Capital Structure

5. Management of the Fund                Management of the Fund; Investment
                                         Adviser

5a.Management's Discussion of Fund       Not Applicable
   Performance

6. Capital Stock and Other               Capital Structure; Distributions,
   Securities                            Federal Income Tax

7. Purchase of Securities Being          Purchasing Shares
   Offered

8. Redemption or Repurchase              Redeeming Shares; Determinination of
                                         Net Asset Value, Federal Income
                                         Tax

9. Legal Proceedings                     Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION
---------------------------------------------
10. Cover Page                           Cover Page

11. Table of Contents                    Table of Contents

12. General Information and History      Not covered in Statement of Additional
                                         Information (covered under Item 4 of
                                         Part A)

13. Investment Objectives and            Investment Policies and
    Policies                             Restrictions

14. Management of the Fund               Investment Adviser; Directors and
                                         Officers

15. Control Persons and Principal        Directors and Officers;
    Holders of Securities                Investment Adviser

16. Investment Advisory and other        Investment Adviser; Custodian;
    Services                             Transfer Agent; Administration

17. Brokerage Allocation                 Portfolio Transactions

18. Capital Stock and Other              Not covered in Statement of
    Securities                           Additional Information (covered under
                                         Item 6 in Part A)

19. Purchase, Redemption and Pricing     Not covered in Statement of
    of Securities Being Offered          Additional Information (covered under
                                         Item 7 in Part A)

20. Tax Status                           Tax Information

21. Underwriters                         Covered in Item 5 of Part A and
                                         Item 16 of Part B

22. Calculations of Performance Data     Performance Information

23. Financial Statements                 Not Applicable. See item 32 of
                                         Part C


                             PART C
Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.

-------------------------------------------------------------------------

                       P R O S P E C T U S
                       Dated July 1, 1998

                        HUGHES VALUE FUND
                         741 Cox Road
                         Moorestown NJ 08057
                         609-234-3903

Hughes Funds,Inc.(the "Company") is a diversified, open-end management investment company currently consisting of one portfolio, The Hughes Value Fund (the "Fund"). The primary investment objective of the Fund is capital appreciaton.

The minimum investment in the Fund is $2,000 for non-qualified accounts and $1,000 for I.R.A.'s. The minimum subsequent investment for all accounts is $1,000. The Fund is a pure No-Load Fund. There are no 12b-1 marketing fees or other sales charges. This means that 100% of your initial investment is invested in shares of the Fund.

This Prospectus concisely sets forth the information which you should know before you invest. Please read this Prospectus and retain it for future reference. A Statement of Additional Information regarding the Fund, dated July 1, 1998 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.
Copies of the Statement of Additional Information may be obtained at no charge by writing or calling the Fund at its address or telephone number listed above. The SEC maintains a web site (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the shares of the Fund in any jurisdiction in which such offer or solicitation may not lawfully be made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------
                             TABLE OF CONTENTS

Fees And Expenses                       Determination of Net Asset Value
Investment Objectives                   Management of the Fund
and Policies                            Investment Adviser
Risk Factors                            Distributions
Investment Restrictions                 Federal Income Tax
Purchasing Shares                       Capital Structure
Redeeming Shares                        General Information

                         FEES AND EXPENSES

                   Shareholder Transaction Expenses:
Sales Load Imposed on Purchases                  None
Sales Load Imposed on Reinvested Dividends       None
Deferred Sales Load                              None
Redemption Fee                                   None

                   Annual Fund Operating Expenses:
                   (as a percentage of net assets)
The following table sets forth the regular operating expenses that are paid out of the Fund's average daily assets. These fees are used to pay for services such as the investment management of the Fund, maintaining shareholder records and furnishing shareholder statements. This is a new Fund without a prior operating history, so the following expense figures are estimates .True expenses may be greater or lower than those shown below.

Management Fees                                  1.00%
12b-1 Fees                                       None
Other Expenses                                   0.25%
                                                ------
Total Fund Operating Expenses                    1.25%

The table presented below is intended to help you understand the various costs and expenses that an investor in the Fund might bear directly or indirectly. The 5% annual return used in the example is for illustration only and is not intended to be indicative of the future performance of the Fund, which may be more or less than the assumed rate. Additionally, future Fund expenses may be more or less than those shown in the example.

Example
You would pay on a $1,000 investment, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period, the following expenses;

                      One Year     Three Years
                      --------     -----------
                        $13            $40

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. Because the Fund has no operating history, "Other Expenses" is based on estimated amounts for the Fund's first fiscal year. From time to time, the Adviser may voluntarily waive receipt of its fees and/or assume certain expenses of the Fund which would have the effect of lowering the expense ratio and increasing the yield to investors.

                       INVESTMENT OBJECTIVE AND POLICIES
The Fund is a diversified mutual fund whose primary investment objective is growth of capital. The Fund will seek to achieve its objective by investing primarily in the securities of companies whose stock is traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("ASE") and the NASDAQ over-the-counter market. There can be no assurance that the Fund's objective will be achieved.

Under normal market conditions, the Fund will invest more than 25% of its assets in stocks of banks, thrifts, insurance companies, credit card companies, consumer finance companies, mortgage lenders, stock brokers, and the holding or parent companies of such institutions ("Financial Services Companies").
The Fund may also invest in savings accounts of mutual thrifts and annuities of mutual insurance companies which may entitle the Fund to participate in future stock conversions and de-mutualizations of mutual thrifts and insurance companies. You should be aware that because the Fund's investment portfolio will be concentrated in Financial Services Companies, the shares may be subject to greater risk than the shares of a fund whose portfolio is less concentrated. Further, Financial Services Companies are regulated at both the state and federal levels. Accordingly, shares of the Fund may be subject to additional risks resulting from changes in the laws of the states or the United States affecting these companies. Additionally, the Fund may invest in the securities of Financial Services Companies that are relatively smaller, engaged in business mostly within their own geographic region, and less well-known to the investment community. Accordingly, the shares may be subject to the additional risk that the Fund may be limited in its ability to dispose of such companies at times and prices most advantageous to the Fund.

The Fund invests primarily in companies with an established record of earnings and dividends, reasonable return on equity, and sound finances. The Fund may also, from time to time, invest in securities that pay no dividends or interest if, in the Advisor's opinion, such an investment would be beneficial to the Fund and further its investment objectives.

The Adviser will allocate Fund assets among securities of particular issuers and industry groups, based on the Advisor's analysis as to the best values currently available in the marketplace. Elements included in that analysis are, by way of example, a company's price value relative to its industry peers, its history of dividend payments and capital growth, its ability to show strong and consistent capital growth over the long term, and other technical and fudamental analytical factors. The Advisor will, based on the foregoing analysis, purchase securities that appear to be undervalued in relation to the long-term earning power or asset value of their issuers. Consistent earnings growth is also an important factor.

The Fund is a diversified Fund, meaning that the Fund limits the amount of its assets invested in any one issuer, thereby reducing the risk of loss incurred by that issuer. The Fund will normally invest in in a diversified portfolio of securities, including common and preferred stocks, foreign stocks, real estate investment trusts, and debt securities.

Cash Reserves. Although the Fund normally will invest its assets as described above, it may, to meet liquidity needs or for temporary defensive purposes, ordinarily invest a portion of its assets in cash or cash equivilants, money market securities such as short term notes issued by the United States Government, its agencies and/or instrumentalities, and debentures, certificates of deposit or bankers acceptances. The Fund may also enter into repurchase agreements. If, in the Advisor's opinion, it is appropriate for the Fund to assume a temporary defensive posture, the Fund may invest up to 100% of its assets in these instruments.

Common Stocks. The Fund may invest in common stock. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

Preferred Stock. The Fund may invest in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Foreign Securities. The Fund may invest in securities of foreign issuers which are publicly traded on U.S. exchanges either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly goverments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

Money Market Funds. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that investment company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Funds net assets and/or 3% of any one investment company's outstanding securities.

Debt Securities. The Fund may invest in corporate or U.S. Goverment debt securities including zero coupon bonds.
Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue.
U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

Repurchase Agreements. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment.
All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

Futures and Options on Securities. The Fund may enter into futures contracts relating to equity securities, may write (i.e. sell) covered put and call options, and may purchase put and call options, on securities traded on a United States exchange or properly regulated over-the-counter market. Such options can include long-term options with durations of up to three years. Although not normally anticipated to be widely employed, the Fund may use futures and options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which options or futures contracts may be written at any one time does not exceed 100% of the net assets of the Fund and so long as the initial margin required to enter into such contracts does not exceed 10% of the Funds total net assets.

Risk Factors. The primary risks associated with the use of options and futures are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a position will be minimized by entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market.

Restricted And Illiquid Securities. The Fund will not invest more than
15% of its net assets in securities that the Advisor determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

When-Issued Securities And Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Portfolio Turnover. The Fund has no operating history and therefore has no reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will not be greater than 50%.

                                RISK FACTORS
The Fund may be appropriate for long-term investors who understand the potential risks and rewards of investing in common stocks. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. Over the short-term, stock prices can fluctuate dramatically in response to these factors. However, over longer time periods, stocks, although more volatile, have historically shown greater growth potential than other investments. The Fund is not, in itself, a balanced investment plan, and the potential volatility of the Fund's investment may present certain risks. Further, the Fund has no operating history, and this may pose additional risks. Additionally, Mr. Hughes has no previous experience in advising a mutual fund, and this may pose additional risks. The value of the Fund's shares will fluctuate to a greater degree than the shares of funds utilizing more conservative investment techniques, or those having as investment objectives the conservation of capital and/or the realization of current income. When you sell your Fund shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

In recent years, a potential problem has been uncovered relating to computer programs and the problems that might be encountered by those programs when the year 2000 arrives (the "Year 2000 Issue"). Many existing computer programs use only two digits to identify a year in the date field. As a result, these programs cannot recognize the changeover from 1999 to 2000, and the program may fail as a result. The Fund is a new fund. Accordingly, it does not presently own any software possibly containing said flaws. The Fund will only enter into agreements with vendors and/or other service providers that provide guarantees to the Fund that the vendor and/or other service provider is in compliance with Year 2000 capabilities. Based on the Fund's actions and above-stated policies, the Fund does not anticipate that the Year 2000 issue will have a material impact on its operations.

                           INVESTMENT RESTRICTIONS
The Fund will not:

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of the Fund's total net assets (valued at time of investment) in the securities of any one issuer (excluding U.S. Government securities);
2. Acquire securities of any one issuer that at time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;
3. Invest more than 15% of its net assets in securities that are not readily marketable;
4. Invest less than 25% of the Funds total assets in Financial Services Companies, except for temporary or defensive purposes;
5. Borrow money, except that the Fund may borrow an amount representing not greater than 5% of its total net assets for temporary or emergency purposes;
6. Make loans or underwrite the securities of other issuers,provided,however that investing in debt securities and Repos shall not constitute a loan of money for purposes of this restriction;
7. Purchase warrants on securities;
8. Issue senior securities;
9. Invest in commodities, or futures and options on commodities.

These restrictions cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940. Other investment policies and restrictions of the Fund may be changed without obtaining shareholder approval. A full listing of the Fund's investment restrictions can be found in the Statement of Additional Information.


                             PURCHASING SHARES
To purchase shares of the Fund, first complete and sign a New Account
Purchase Application and mail it, together with your check for the total purchase price, to Hughes Funds, Inc., 741 Cox Road, Moorestown, NJ
08057. The purchase price is the net asset value per share as described under "Determination of Net Asset Value". Checks are accepted subject to collection at full face value in United States currency.If shares of the Fund are purchased with a check that does not clear, the purchase will be cancelled and you will be subject to any losses or fees incurred by the Fund with respect to the transaction. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, which may take up to ten business days.

Each investment in shares of the Fund, including dividends and capital gains distributions reinvested in Fund shares, is acknowledged by a statement showing the number of shares purchased, the net asset value at which shares are purchased, and the new balance of Fund shares owned. The Fund does not issue stock certificates for the shares purchased. All full and fractional shares will be carried on the books of the Fund without the issuance of certificates.

Shares of the Fund are purchased at the net asset value next computed after the receipt and acceptance of the purchase order, as described under "Determination of Net Asset Value." There are no sales commissions or underwriting discounts. The minimum initial investment is $2,000, except for Individual Retirement Accounts (IRAs) where the minimum is $1,000. Minimum subsequent purchases in all cases are $1,000, excluding reinvestments of dividends and capital gains distributions.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted.
The Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.

                              REDEEMING SHARES
Upon receipt by the Fund of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. Redemption requests must be in writing and delivered to the Fund at 741 Cox Road, Moorestown, N.J. 08057. To be in "proper form" the redemption request must:
1. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;
2. Be signed by all owners exactly as their names appear on the account;
3. If required,include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.
Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request.

Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN:
(1) establishing certain services after the account is opened; (2) requesting redemptions in excess of $10,000; (3) redeeming or exchanging shares, when proceeds are: (i) being mailed to an address other than the address of record,
(ii) made payable to other than the registered owner(s); or (4) transferring shares to another owner.

The redemption price per share is net asset value determined as described under "Determination of Net Asset Value." There is no redemption charge. At the time of redemption,your shares may be worth more or less than what you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption. If the net asset value of the shares in an account falls to less than $1,000 as a result of previous redemptions and not market price declines, the Fund may notify the registered holder that unless the account value is increased to at least the minimum within 60 days,the Fund will redeem all shares in the account and pay the redemption price to the registered holder.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                        DETERMINATION OF NET ASSET VALUE
For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of directors.
The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund.

                          MANAGEMENT OF THE FUND
The board of directors of the Company has overall responsibility for the conduct of the Fund's affairs. The day-to-day operations of the Fund are managed by the Company's President subject to the bylaws of the Company and review by the Board of Directors. The Board of Directors is elected by the shareholders. Information relating to the directors and officers of the Company is provided in the "Statement of Additional Information."

                            INVESTMENT ADVISER
The Company has entered into an Investment Advisory Contract (the "Contract") with Hughes Investment Advisors LLC, (the "Adviser"), 741 Cox Road, Moorestown NJ 08057. Charles J Hughes is the president of and controls the Adviser and is responsible for all its investment decisions,including the day-to-day management of the Fund. Mr. Hughes also serves as the President and as a Director of the Company. The Adviser manages the investment of the assets of the Fund in accordance with the Fund's investment objective, policies, and restrictions. The Adviser was formed on December 9, 1997 and registered as an Investment Advisory Firm with the Securities and Exchange Commission on March 13, 1998. The Advisor formerly operated as Hughes Trading L.L.C. and developed financial futures and timimg model software for equity trading. In addition, Mr. Hughes has been a commercial airline pilot for American Airlines since 1988. Although Mr. Hughes has extensive experience managing portfolios for himself and his family, Mr. Hughes does not have any previous experience in providing investment management services to any registered investment company.

The Adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 1.00% of the Fund's net assets. The Adviser has obligated itself to reimburse the Fund to the extent the Fund's total annual expenses, excluding taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 1.25% of its average daily net asset value in such year.

Under the Contract, the Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, placement of securities orders and related bookkeeping.

The Fund pays all expenses incident to its operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing of reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Fund under the Investment Company Act of 1940 and registration of its shares under the Securities Act of 1933; and qualifying and maintaining qualification of its shares under the securities laws of certain states.

In recent years, a potential problem has been uncovered relating to computer programs and the problems that might be encountered by those programs when the year 2000 arrives (the "Year 2000 issue"). Many existing computer programs use only two digits to identify a year in the date field. As a result, these programs cannot recognize the changeover from 1999 to 2000, and the programs may fail as a result. The Advisor does not presently own any software possibly containing said flaws. The Advisor will only enter into agreements with vendors and/or other service providers that provide guarantees to the Advisor that the vendor and/or service provider is in compliance with Year 2000 capabilities. Based on the Advisor's actions and above-stated policies, the Advisor does not anticipate that the Year 2000 issue will have a material impact on its operations or on its ability to provide services to the Fund.

                                 DISTRIBUTIONS
The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

                              FEDERAL INCOME TAX
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. Dividends from investment income and net short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

                             CAPITAL STRUCTURE
The Company was incorporated in Maryland on December 15, 1997. The Board of Directors approve all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment advisor and administrator. The day-to-day operations of the Fund are delegated to the Advisor. The Statement of Additional Information contains background information regarding each of the Company's Directors and Executive Officers. The Company's Articles of Incorporation permit the Board of Directors to issue 100,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently the shares of the Fund are the only series of shares being offered by the Company. Shareholders are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available;
and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

                            GENERAL INFORMATION
The Fund will not issue stock certificates evidencing shares. Instead, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. The Fund acts as transfer agent and dividend disbursing agent.

Shareholders will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with a report containing audited financial statements.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return calculation for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the fund over a thirty day (or one month) period (which period will be stated). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of the month. This income is then "annualized." That is, the amount of income generated by the investment during that thirty-day period is assumed to be generated each month over a twelve month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is based on the stated dividend rate of each equity security in the Fund's portfolio, and all recurring charges are recognized.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poors Composite Index of 500 Stocks ("S&P 500"), a widely recognized, unmanaged index of common stock prices.

According to the law of Maryland, under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Inquiries regarding the Fund should be directed to the Fund at its address or telephone number shown on the front cover of this Prospectus.

The Company will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act of 1940 concerning assistance with a record shareholder communication asking other record shareholders to join in that request.

The Registrant will not accept subscriptions from any persons in excess of twentyfive until Registrant shall have filed an amendment containing certified financial statements showing the initial capital received.


                              HUGHES VALUE FUND
                              (a no-load Fund)

Investment Adviser:
    Hughes Investment Advisors LLC
    741 Cox Road
    Moorestown NJ  08057

Custodian:
    CoreStates Bank, N.A.
    1345 Chestnut Street
    Philadelphia PA 19101

Transfer and Dividend Disbursing Agent:
    Hughes Investment Advisors LLC
    741 Cox Road
    Moorestown NJ  08057

Independent Auditors:
    DeAngelis and Higgins LLC
    39 North Main Street
    Cranbury NJ  08512

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT
OF ADDITIONAL INFORMATION OR THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.


                 STATEMENT OF ADDITIONAL INFORMATION
                        Dated July 1, 1998

                       HUGHES VALUE FUND
                         741 Cox Road
                      Moorestown NJ  08057

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Hughes Value Fund, dated
July 1, 1998. Requests for copies of the Prospectus should be made by writing to the Hughes Funds, Inc., 741 Cox Road, Moorestown NJ 08057 or by calling 609-234-3903.

                            TABLE OF CONTENTS
Investment Policies and Restrictions      Custodian
Investment Adviser                        Transfer Agent
Directors and Officers                    Administration
Performance Information                   Independent Accountants
Purchasing and Redeeming Shares           Independent Auditors Report
Tax Information                           Financial Statements
Portfolio Transactions



                     INVESTMENT POLICIES AND RESTRICTIONS
The Fund's investment objectives and the manner in which the Fund pursues its investment objective is discussed in the prospectus under the captions "Investment Objectives and Policies" and "Risk Factors." The complete list of investment restrictions is as follows:

The Fund will not:

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. Acquire securities of any one issuer that at the time of investment
   (a) represent more than 10% of the voting securities of the issuer or
   (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest less than 25% of its assets (valued at time of investment) in securities of Financial Services Companies, except for temporary or defensive purposes;

4. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

6. Make margin purchases or short sales of securities;

7. Invest in companies for the purpose of management or the exercise of control;

8. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements), or lend its portfolio securities;

9. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Adviser;

10.Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

11.Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate;

12.Purchase warrants on securities;

13.Issue senior securities;

14.Invest in commodities, or futures and options on commodities.

15.Except for investments in Financial Services Companies, invest more than 25% of its net assets (valued at time of investment) in securities of any one industry.

Restrictions 1 through 15 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 15% of its net assets in securities that are not readily marketable;
b. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where acquisition results from a dividend or merger, consolidation or other reorganization (in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds assets (valued at time of investment) in all investment company securities purchased by the Fund);
c. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;
d. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

                               INVESTMENT ADVISER
Information on the Fund's investment adviser, Hughes Investment Advisors LLC, is set forth in the prospectus under "Investment Adviser," and is incorporated herein by reference.

The adviser is a New Jersey Limited Liability Company. Charles J Hughes is the President with a 51% interest in the company and his brother Daniel J Hughes is a member of the company with a 49% interest. Although Mr. Hughes has extensive experience in managing personal investment portfolios for himself and his family, he does not have any previous experience in providing investment management services to any registered investment company.

The Advisory Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement expires on June 30, 1999, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS
The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Advisor subject to the bylaws of the Company and review by the Board of Directors.
The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position               Principal Occupation For the
with Fund                                  Last Five Years

Charles J Hughes   Age 47 *                Fund Adviser
741 Cox Road                               President Hughes Trading LLC since
Moorestown NJ 08057                        February, 1996. Pilot for American
President, Treasurer & Director            Airlines since 1988.
                                           BA Degree LaSalle University


Frank G Solecki    Age 52                  Director of Manufacturing PCD
48 Cove Road                               Division of FMC Corporation
Moorestown NJ 08057                        BS Degree PennState University
Secretary and Director


Neal K Smith       Age 46                  Sales Engineer for Del-Val
144 Knotty Oak Dr.                         Equipment,Inc.
Mount Laurel NJ 08054                      BS Degree Grove City College
Director

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The Corporation was organized as a Maryland Corporation on December 15, 1997. (See the Section titled "Capital Structure" in the Fund's Prospectus). The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending
December 31, 1998.

Name of Director   Compensation   Pension     Annual     Total Compensation
                   from Corp.     Benefits    Benefits   Paid to Director

Charles J Hughes       0             0           0             0
Frank G Solecki       $500           0           0            $500
Neal K Smith          $500           0           0            $500

Charles J Hughes and Daniel J Hughes intend to purchase 5,000 shares each of the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                           PERFORMANCE INFORMATION
From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.
                                                           [n]
Average Annual Total Return is computed as follows:  P(1+T)     = ERV

Where: P = a hypothetical initial investment of $1000
       T = average annual total return
       n = number of years
     ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

  Yield=2[(a-b/cd + 1)6-1]

  Where: a=dividends and interest earned during the period b=expenses accrued for the period (net of reimbursement) c=the average daily number of shares outstanding during the period that they were entitled to receive dividends d=the maximum offering price per share on the last day of the period

The Fund imposes no sales charge and pays no distribution expenses. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES
Purchases and redemptions are discussed in the Fund's prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.

Redemptions will be made at net asset value. See "Determination of Net Asset Value" in the prospectus, which information is incorporated herein by reference. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading.

The Fund has elected to be governed by rule 18f-1 under the Investment Company Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one sharholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

                              TAX INFORMATION
See "Federal Income Tax" in the prospectus. All that information is incorporated herein by reference.

Taxation Of The Fund. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation Of The Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS
The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Since investment decisions are based on the anticipated contribution of a security to the Fund's investment objective, the rate of portfolio turnover is not a factor when the Adviser believes a change is in order to achieve those objectives.
The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate,and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                                CUSTODIAN
CoreStates Bank, 1345 Chestnut Street, Philadelphia PA 19101, acts as custodian for the Fund. As such, CoreStates Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. CoreStates does not exercise any supervisory function over management of the Company, the purchase and sale of securities or the payment of distributions to shareholders.

                              TRANSFER AGENT
Hughes Investment Advisors LLC, the Adviser to the Fund, also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company, dated February 11 1998. Under the agreement, Hughes Investment Advisors is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, The Fund shall pay Hughes Investment Advisors an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The transfer agent fee shall be 0.1% (one tenth of one percent per annum) of such average net assets up to and including $30,000,000, and 0.05% (five one-hundreths of one percent per annum) of such average net assets of the Fund in excess of $30,000,000.

Hughes Investment Advisors has agreed not to charge the Fund fees related to transfer agent services until June 30, 1999. After this date, the board of directors of the Company will determine if Hughes Investment Advisors may charge the Fund transfer agent fees.

                              ADMINISTRATION
Hughes Investment Advisors LLC, the Adviser to the Fund, also acts as Administrator to the Fund pursuant to a written agreement with the Company, dated February 11 1998. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Fund shall pay Hughes Investment Advisors an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Administration fee shall be 0.1% (one tenth of one percent per annum) of such average net assets up to and including $30,000,000, and 0.05% (five one-hundreths of one percent per annum) of such average net assets of the Fund in excess of $30,000,000.

Hughes Investment Advisors has agreed not to charge the Fund fees related to Administration services until June 30, 1999. After this date, the board of directors of the Company will determine if Hughes Investment Advisors may charge the Fund Administration fees.

The Fund will distribute its own shares.

                          INDEPENDENT ACCOUNTANTS
DeAngelis & Higgins LLC, 39 North Main Street, Cranbury NJ 08512 has been selected as the independent accountants for the Fund. As such, DeAngelis & Higgins LLC performs audits of the Fund's financial statements.



                     REPORT OF INDEPENDENT ACCOUNTANT

To the Stockholders and Board of
Directors of Hughes Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Hughes Value Fund (the "Fund") of Hughes Funds, Inc. as of June 26, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the position of Hughes Value Fund of Hughes Funds, Inc. as of June 26, 1998 in conformity with generally accepted accounting principles.


DeAngelis & Higgins, LLC
Cranbury, New Jersey
June 26, 1998



                           HUGHES FUNDS, INC.
                           HUGHES VALUE FUND

                  Statement of Assets and Liabilities
                             June 22, 1998


ASSETS
  Cash                                        $100,000
   Total Assets                               $100,000

LIABILITIES
  Payable to Adviser                                 0
   Total Liabilities                                 0

Net assets for shares of beneficial
interest outstanding                          $100,000

Shares outstanding                              10,000

Net asset value, offering price and
redemption price per share                      $10.00

The accompanying notes are an integral part of this statement.



                            HUGHES FUNDS, INC.
               NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                            AS OF JUNE 26, 1998

1. Hughes Funds, Inc. (the "Company") was incorporated under the laws of the State of Maryland on December 15, 1997 and has had no operations to date other than those relating to organization matters and the sale of 10,000 shares of its common stock to its original stockholders. The Company is a diversified open-end investment company registered under the Investment Company Act of 1940 (the "1940" Act).

2. Hughes Funds, Inc., which consists solely of the Hughes Value Fund (the "Fund"), has an agreement with Hughes Investment Advisors LLC (the "Advisor"), with whom an officer and director of Hughes Funds, Inc. is affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.

   Under the investment advisory agreement, if the Fund's total annual expenses excluding taxes interest and extraordinary litigation expenses, during any fiscal year, exceeds 1.25% of its average daily net asset value, the Advisor will reimburse the Fund for the amount of such excess.

3. Reference is made to the Prospectus and the Statement of Additional Information for a description of the Management of the Fund, the Investment Advisory Agreement, Custody Agreement, Transfer Agent Agreement, Administration Agreement, the tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.


                                PART C
                          OTHER INFORMATION

Item 24  Financial Statements and Exhibits

(a)  Financial Statements included in Part B
     Independent Auditors Report
     Statement of Assets and Liabilities

(b) Exhibits
    1.   Articles of Incorporation
    2.   Bylaws of Registrant
    3.   Not Applicable
    4.   See Exhibit 1, Articles of Incorporation, Article IV
    5.   Investment Advisory Agreement
    6.   Not Applicable
    7.   Not Applicable
    8.   Custodian Agreement
    9.   Transfer Agent Agreement
    9.1  Administration Agreement
    10.  Opinion of Counsel
    11.  Consent of Independent Auditors
    12.  Not Applicable
    13.  Subscription Agreement
    13.1 New Account Application
    14   Individual Retirement Account Custodial Agreement
    15   Not Applicable
    16   Not Applicable
    27   Financial Data Schedule *
    18   Not Applicable

* to be filed by amendment

Item 25  Persons Controlled by or under Common Control with Registrant.
No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 26 Number of Holders of Securities.
As of the date of filing of this registration statement there were no record holders of capital stock of registrant. Mr. Charles J Hughes and Daniel J Hughes each intend to purchase 5,000 shares of the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

Item 27 Indemnification.
Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified cicumstances.
Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 28 Business and Other Connections of Investment Adviser.
The Adviser has been a pilot with American Airlines since 1988. He is also the president of Hughes Trading LLC, a company that markets financial software.

Item 29 Principal Underwriters.
Registrant has no principal underwriters. Registrant will distribute its own shares.

Item 30 Location of Accounts and Records.
Hughes Funds, Inc.
741 Cox Road
Moorestown NJ 08057

Item 31 Management Services.
None

Item 32 Undertakings.
The Registrant will file a post effective amendment containing financial statements which need not be certified, within four to six months from the effective date of this registration statement.

The Registrant will not accept subscriptions from any persons in excess of twentyfive until Registrant shall have filed an amendment containing certified financial statements showing the initial capital received.


                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Moorestown and State of New Jersey on the 11th day of February, 1998.

                            Hughes Funds, Inc.
                               (Registrant)

                      By: /s/ Charles J Hughes, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                       Title                          Date
/s/ Charles J Hughes     President, Treasurer          February 11, 1998
                         Director

/s/ Frank G Solecki      Secretary, Director           February 11, 1998

/s/ Neal K Smith         Director                      February 11, 1998

                              EXHIBIT INDEX

Exhibit No.      Exhibit

EX-99.B1         Registrant's Articles of Incorporation
EX-99.B2         Registrant's Bylaws
EX-99.B4         See Exhibit B1, Articles of Incorporation, Article IV
EX-99.B5         Investment Advisory Agreement with Hughes Investment Advisors
EX-99.B8         Custodian Agreement with CoreStates Bank
EX-99.B9         Transfer Agent Agreement
EX-99.B9.1       Administration Agreement
EX-99.B10        Opinion of Counsel
EX-99.B11        Consent of Independent Auditors
EX-99.B13        Subscription Agreement
EX-99.B13.1      New Account Application
EX-99.B14        Individual Retirement Account Custodial Agreement
EX-27            Financial Data Schedule *

* To be filed by amendment.